Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Fair Values of Financial Instruments Carried at Amortised Cost

	30 June 2018		31 December 2017
	Fair value £m	Carrying value £m	Fair value £m	Carrying value £m
Assets
Loans and advances to banks	2,871	2,892	3,454	3,466
Loans and advances to customers	203,888	201,260	201,659	199,332
Reverse repurchase agreements- non trading	13,616	13,611	2,612	2,614
Financial investments	7,121	7,305	8,646	8,758
Assets held for sale(1)	955	953	—	—

	228,451	226,021	216,371	214,170

Liabilities
Deposits by banks	15,675	15,663	12,721	12,708
Deposits by customers	173,500	173,395	177,000	176,919
Repurchase agreements- non trading	17,504	17,447	1,648	1,578
Debt securities in issue	55,353	54,219	50,641	48,860
Subordinated liabilities	4,110	3,758	4,373	3,793
Liabilities held for sale(1)	23	23	—	—

	266,165	264,505	246,383	243,858

(1)

Assets and liabilities classified as held for sale are measured in accordance with IFRS 9; any assets and liabilities held for sale which are measured at fair value are included in the fair value table in section (c) below.

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis

The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2018 and 31 December 2017, analysed by their levels in the fair value hierarchy —   Level 1, Level 2 and Level 3.

		30 June 2018				31 December 2017
		Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Valuation technique
Assets
Trading assets	Securities purchased under resale agreements	—	3,740	—	3,740	—	8,870	—	8,870	A
	Debt securities	—	—	—	—	5,156	—	—	5,156	—
	Equity securities	8,264	—	—	8,264	9,662	—	—	9,662	—
	Cash collateral	—	7,082	—	7,082	—	6,156	—	6,156	A
	Short-term loans	35	37	—	72	656	55	—	711	A

		8,299	10,859	—	19,158	15,474	15,081	—	30,555

Derivative financial instruments	Exchange rate contracts	—	2,427	2	2,429	—	6,061	16	6,077	A
	Interest rate contracts	—	643	—	643	—	12,956	12	12,968	A & C
	Equity and credit contracts	—	739	60	799	—	861	36	897	B & D

		—	3,809	62	3,871	—	19,878	64	19,942

Other financial assets at fair value through profit or loss	Loans and advances to customers	—	2,030	71	2,101	—	1,485	64	1,549	A
	Debt securities	189	685	153	1,027	184	187	176	547	A & B
	Equity securities	19	—	77	96					B

		208	2,715	301	3,224	184	1,672	240	2,096

Financial investments	FVOCI – debt securities	12,807	699	—	13,506					D
	FVOCI – loans and advances to customers	—	—	175	175					D
	Available-for-sale – debt securities					8,770	2	—	8,772	C
	Available-for-sale – equity securities					19	9	53	81	B

		12,807	699	175	13,681	8,789	11	53	8,853

Assets held for sale(1)		1,963	19,903	71	21,937	—	—	—	—	A, B, C & D

		1,963	19,903	71	21,937	—	—	—	—

Total assets at fair value		23,277	37,985	609	61,871	24,447	36,642	357	61,446

Liabilities
Trading liabilities	Securities sold repurchase agreements	—	5,612	—	5,612	—	25,504	—	25,504	A
	Short positions in securities and unsettled trades	190	—	—	190	3,694	—	—	3,694	—
	Cash collateral	—	2,573	—	2,573	—	1,911	—	1,911	A

		190	8,185	—	8,375	3,694	27,415	—	31,109

Derivative financial instruments	Exchange rate contracts	—	421	—	421	—	4,176	15	4,191	A
	Interest rate contracts	—	811	—	811	—	12,720	5	12,725	A & C
	Equity and credit contracts	—	410	38	448	1	653	43	697	B & D

		—	1,642	38	1,680	1	17,549	63	17,613

Financial liabilities designated at fair value	Debt securities in issue	—	1,089	6	1,095	—	1,629	6	1,635	A
	Structured deposits	—	143	—	143	—	680	—	680	A

		—	1,232	6	1,238	—	2,309	6	2,315

Liabilities held for sale(1)		1,842	18,792	1	20,635	—	—	—	—	A, B, C & D

		1,842	18,792	1	20,635	—	—	—	—

Total liabilities at fair value		2,032	29,851	45	31,928	3,695	47,273	69	51,037

(1)	Includes assets and liabilities held for sale which are measured at fair value.

Summary of Fair Value Adjustment

The magnitude and types of fair value adjustment adopted by Corporate & Investment Banking are listed in the following table:

	30 June 2018 £m	31 December 2017 £m
Risk-related:
– Bid-offer and trade specific adjustments	27	34
– Uncertainty	37	43
– Credit risk adjustment	19	36
– Funding fair value adjustment	9	6

	92	119

Model-related	9	8
Day One profit	—	1

	101	128

Movement of Assets and Liabilities Measured at Fair Value Using Valuation Technique With Significant Unobservable Inputs (Level 3)

The following table shows the movement in the period of Level 3 financial instruments, measured at fair value using a valuation technique with significant unobservable inputs:

	Assets					Liabilities
	Derivatives £m	Other financial assets at fair value through profit or loss £m	Financial investments £m	Assets held for sale £m	Total £m	Derivatives £m	Financial liabilities designated at fair value £m	Liabilities held for sale £m	Total £m
At 31 December 2017	64	240	53	—	357	(63)	(6)	—	(69)
Adjustment for the adoption of IFRS 9	—	139	146	—	285	—	—	—	—

At 1 January 2018	64	379	199	—	642	(63)	(6)	—	(69)
Total (losses)/gains recognised in profit or loss:
– Fair value movements	26	(5)	(4)	—	17	4	—	—	4
– Foreign exchange and other movements	(5)	—	—	—	(5)	5	—	—	5
Transfers in	—	19	—	—	19	—	—	—	—
Transfer to held for sale	(2)	(69)	—	71	—	1	—	(1)	—
Additions	—	—	17	—	17	—	—	—	—
Sales	—	(23)	—	—	(23)	—	—	—	—
Settlements	(21)	—	(37)	—	(58)	15	—	—	15

At 30 June 2018	62	301	175	71	609	(38)	(6)	(1)	(45)

(Losses)/gains recognised in profit or loss on assets and liabilities held at the end of the period	21	(5)	(4)	—	12	9	—	—	9

At 1 January 2017	103	264	32	—	399	(74)	(6)	—	(80)
Total (losses)/gains recognised in profit or loss:
– Fair value movements	6	(9)	—	—	(3)	(7)	—	—	(7)
– Foreign exchange and other movements	(5)	—	—	—	(5)	5	—	—	5
Gains recognised in other comprehensive income	—	—	9	—	9	—	—	—	—
Sales	—	(3)	—	—	(3)	—	—	—	—
Settlements	(9)	—	—	—	(9)	7	—	—	7

At 30 June 2017	95	252	41	—	388	(69)	(6)	—	(75)

Gains/(losses) recognised in profit or loss on assets and liabilities held at the end of the period	1	(9)	—	—	(8)	(2)	—	—	(2)